UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA Funds Trust 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

ITEM 1. Schedule of Investments.

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Real Estate Services — 8.3%
Countrywide plc (Britain)	1,876,208	$10,390,772
LSL Property Services plc (Britain)	3,233,832	13,353,192
		$23,743,964
Flow Control Equipment — 7.5%
KSB AG (Preference Shares) (Germany)	34,244	$12,858,860
Sulzer AG (Switzerland)	87,410	8,681,457
		$21,540,317
Construction & Mining Machinery — 6.4%
Fenner plc (Britain)	9,489,583	$18,467,845

Courier Services — 6.3%
TNT Express NV (Netherlands)	2,004,596	$17,988,198

Oil & Gas Services & Equipment — 5.6%
Fugro NV (CVA) (Netherlands)*	597,403	$11,471,368
ShawCor, Ltd. (Canada)	212,800	4,625,481
		$16,096,849
Apparel, Footwear & Acc Design — 4.5%
Prada SpA (Italy)	3,783,200	$13,021,385

Infrastructure Software — 3.8%
Atea ASA (Norway)	240,014	$2,291,455
Oracle Corporation	213,100	8,717,921
		$11,009,376
Application Software — 3.5%
SAP SE (Germany)	40,794	$3,300,425
TOTVS SA (Brazil)	904,100	6,839,242
		$10,139,667
Other Commercial Services — 3.4%
ALS, Ltd. (Australia)	2,721,458	$8,323,675
Intertek Group plc (Britain)	33,369	1,517,823
		$9,841,498
Industrial Distribution & Rental — 3.4%
Aggreko plc (Britain)	635,886	$9,836,142

Professional Services — 2.8%
Michael Page International plc (Britain)	1,322,035	$8,103,958

Building Maintenance Services — 2.8%
Spotless Group Holdings, Ltd. (Australia)	8,289,070	$8,006,025

Security Services — 2.5%
G4S plc (Britain)	2,609,575	$7,143,688

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Aircraft & Parts — 2.2%
Meggitt plc (Britain)	1,085,000	$6,336,171

Rubber & Plastic — 2.2%
Ansell, Ltd. (Australia)	465,612	$6,171,060

Advertising & Marketing — 2.1%
Publicis Groupe SA (France)	87,060	$6,113,336

Specialty Apparel Stores — 2.0%
Hugo Boss AG (Germany)	89,000	$5,837,381

Internet Media — 1.9%
Baidu, Inc. (ADR) (China)*	29,000	$5,535,520

Specialty Chemicals — 1.5%
Morgan Advanced Materials plc (Britain)	1,350,000	$4,405,264

Packaged Food — 1.4%
Danone SA (France)	54,361	$3,866,704

Beverages — 1.0%
Diageo plc (Britain)	103,879	$2,807,125

Food Services — 0.8%
Sodexo SA (France)	21,158	$2,280,930

Semiconductor Manufacturing — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	85,700	$2,245,340

Agricultural Chemicals — 0.5%
Incitec Pivot, Ltd. (Australia)	532,129	$1,301,212

OTHER COMMON STOCKS — 2.5%		$7,110,898

TOTAL COMMON STOCKS — 79.7% (Cost $260,646,594)		$228,949,853

BONDS & DEBENTURES

U.S. Treasury — 8.7%
U.S. Treasury Notes — 0.375% 10/31/2016 (Cost $24,989,308)	$25,000,000	$24,987,305

TOTAL INVESTMENT SECURITIES — 88.4% (Cost $285,635,902)		$253,937,158

See notes to financial statements.

	Principal Amount	Fair Value
Short-Term Investments — 10.4%
State Street Bank Repurchase Agreement — 0.03% 4/1/2016 (Dated 03/31/2016, repurchase price of $29,961,025, collateralized by $28,005,000 principal amount U.S. Treasury Bond - 2.75% 2023, fair value $30,560,456)	29,961,000	$29,961,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,961,000)		$29,961,000

TOTAL INVESTMENTS — 98.8% (Cost $315,596,902)		$283,898,158
Other Assets and Liabilities, net — 1.2%		3,363,290
NET ASSETS — 100.0% — NOTE 2		$287,261,448

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The following table presents the valuation levels of the Fund’s investments as of March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Services	$23,743,964	$—	$—	$23,743,964
Flow Control Equipment	21,540,317	—	—	21,540,317
Construction & Mining Machinery	18,467,845	—	—	18,467,845
Courier Services	17,988,198	—	—	17,988,198
Oil & Gas Services & Equipment	16,096,849	—	—	16,096,849
Apparel, Footwear & Acc Design	13,021,385	—	—	13,021,385
Infrastructure Software	11,009,376	—	—	11,009,376
Application Software	10,139,667	—	—	10,139,667
Other Commercial Services	9,841,498	—	—	9,841,498
Industrial Distribution & Rental	9,836,142	—	—	9,836,142
Professional Services	8,103,958	—	—	8,103,958
Building Maintenance Services	8,006,025	—	—	8,006,025
Security Services	7,143,688	—	—	7,143,688
Other Common Stocks	7,110,898	—	—	7,110,898
Aircraft & Parts	6,336,171	—	—	6,336,171
Rubber & Plastic	6,171,060	—	—	6,171,060
Advertising & Marketing	6,113,336	—	—	6,113,336
Specialty Apparel Stores	5,837,381	—	—	5,837,381
Internet Media	5,535,520	—	—	5,535,520
Specialty Chemicals	4,405,264	—	—	4,405,264
Packaged Food	3,866,704	—	—	3,866,704
Beverages	2,807,125	—	—	2,807,125
Food Services	2,280,930	—	—	2,280,930
Semiconductor Manufacturing	2,245,340	—	—	2,245,340
Agricultural Chemicals	1,301,212	—	—	1,301,212
U.S. Treasury	—	24,987,305	—	24,987,305
Short-Term Investment	—	29,961,000	—	29,961,000
	$228,949,853	$54,948,305	$—	$283,898,158

Forward Foreign Currency Contracts (currency risk)
Receivable	$—	$557,438	$—	$557,438
Payable	—	(337,542)	—	(337,542)
	$—	$219,896	$—	$219,896

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $151,238,612 from Level 2 to Level 1 during the period ended March 31, 2016. The transfers between Level 2 and Level 1 of the fair value hierarchy during the period ended March 31, 2016, were due to changes in valuation of international equity securities from the fair value price to the exchange closing price.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At March 31, 2016 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

	Local Contract	Settlement	Valuation at	Unrealized
Foreign Currency Sold	Amount	Date	March 31, 2016	Appreciation
EUR	23,867,000	6/15/16	$27,217,859	$(49,575)
GBP	6,550,000	9/21/16	9,415,853	557,438
EUR	10,822,000	12/21/16	12,426,896	(287,967)
			$49,060,608	$219,896

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2016 (excluding short-term investments), was $296,872,557 for federal income tax purposes.  Net Unrealized depreciation consists of:

Gross unrealized appreciation:	$13,443,759
Gross unrealized depreciation:	(56,379,158)
Net unrealized depreciation:	$(42,935,399)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	May 31, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date:	May 31, 2016